COMMITMENTS AND CONTINGENCIES (Details Narratives) (USD $)	3 Months Ended		8 Months Ended	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Loss Contingency, Loss in Period	$ 5,000,000			$ 5,000,000
Lease Expiration Period	2024			2024
Operating Leases, Rent Expense, Net	$ 80,068	$ 123,445	$ 275,017	$ 80,068	$ 433,720